FINANCIAL EXPENSES	12 Months Ended
Dec. 31, 2023
FINANCIAL EXPENSES
FINANCIAL EXPENSES

NOTE 20 – FINANCIAL EXPENSES

The analysis of financial expenses for the years ended 31 December 2023, 2022 and 2021 is as follows:

Financial expenses:

	1 January –	1 January –	1 January –
	31 December	31 December	31 December
	2023	2022	2021

Commission expenses due to early collection of credit card receivables	(1,826,250)	(1,320,874)	(1,509,494)
Interest expenses on purchases	(1,079,503)	(333,441)	(278,836)
Foreign currency exchange losses	(794,074)	(774,680)	(1,070,460)
Interest expenses on bank borrowings	(221,175)	(98,704)	(234,579)
Interest expenses on lease liabilities	(77,020)	(128,368)	(65,772)
Fair value losses on financial assets measured at fair value (Note 5)	—	(159,344)	(116,683)
Other	(12,033)	(2,256)	(1,354)

	(4,010,055)	(2,817,667)	(3,277,178)

Interest expenses on purchases consist of interest embedded in inventories purchased on deferred settlement terms, which is recognized as an interest expense over the period of financing.

Foreign currency exchange losses are mainly driven by foreign currency denominated trade payables and payables to merchants.